MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT)	12 Months Ended
Sep. 30, 2015
Cowlitz Project
MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT)

NOTE 12—MOHEGAN VENTURES-NORTHWEST, LLC (COWLITZ PROJECT):

In July 2004, the Authority formed Mohegan Ventures-NW as its wholly-owned subsidiary. Mohegan Ventures-NW is one of three current members in Salishan-Mohegan, which was formed to participate in the Cowlitz Project, a proposed casino to be owned by the Cowlitz Tribe and to be located on the Cowlitz reservation in Clark County, Washington. Mohegan Ventures-NW, Salishan Company, LLC, an unrelated entity, and a subsidiary of the Tribe hold membership interests in Salishan-Mohegan of 49.15%, 40% and 10.85%, respectively. Salishan-Mohegan holds a 100% membership interest in Salishan-Mohegan Two and Interchange Development Group, both of which were formed to acquire certain property related to the Cowlitz Project. Salishan-Mohegan is not a restricted entity of the Authority, and therefore, is not a guarantor of the Authority’s debt obligations.

In September 2004, Salishan-Mohegan entered into development and management agreements with the Cowlitz Tribe in connection with the Cowlitz Project, which agreements have been amended from time to time.

Under the terms of the development agreement, Salishan-Mohegan assists in securing financing, as well as administration and oversight of the planning, designing, development, construction and furnishing of the proposed casino. The development agreement provides for development fees of 3% of total project costs, as defined under the development agreement. Under the terms of Salishan-Mohegan’s operating agreement, development fees will be distributed to Mohegan Ventures-NW. In 2006, pursuant to the development agreement, Salishan-Mohegan purchased an approximately 152-acre site for the proposed casino.

Under the terms of the management agreement, Salishan-Mohegan will manage, operate and maintain the proposed casino for a period of seven years following its opening. The management agreement provides for management fees of 24% of net revenues, as defined under the management agreement, which approximates net income earned from the Cowlitz Project. Under the terms of Salishan-Mohegan’s operating agreement, management fees will be allocated to the members of Salishan-Mohegan based on their respective membership interests. The management agreement is subject to approval by the National Indian Gaming Commission (the “NIGC”). In August 2014, the Cowlitz Tribe’s Class III Tribal-State gaming compact with the State of Washington became effective with notice of federal approval published in the Federal Register. According to the notice, the compact allows for two gaming facilities, allocates 975 gaming machines for leasing, authorizes the operation of up to 3,000 gaming machines and 125 table games, and is in effect until terminated by written agreement of both parties.

Under the terms of the development agreement, certain receivables contributed to Salishan-Mohegan and amounts advanced by Salishan-Mohegan on behalf of the Cowlitz Tribe are reimbursable to Salishan-Mohegan by the Cowlitz Tribe, subject to appropriate approvals defined under the development agreement. As of September 30, 2015, reimbursements are contingent and are to be distributed upon: (1) the related property being taken into trust by the United States Department of the Interior and (2) the receipt of necessary financing for the development of the proposed casino. As of September 30, 2015, the Authority accrued interest on the Salishan-Mohegan receivables at an annual rate of 10.0%.

In March 2013, two lawsuits challenging a December 2010 decision of the Assistant Secretary—Indian Affairs of the Department of the Interior to take the Cowlitz Project site into trust were dismissed on procedural grounds. In April 2013, pursuant to judicial directive, the Department of the Interior issued a new Record of Decision to take the Cowlitz Project site into trust, determining for a second time that the site will serve as the initial reservation of the Cowlitz Tribe and that the tribe may conduct gaming on such lands under the Indian Gaming Regulatory Act. In June 2013, the plaintiffs in the earlier litigation filed two new lawsuits challenging the new Record of Decision, and, in July 2013, those lawsuits were consolidated. By Notice of Trust Acquisition filed with the court in October 2014, while motions for summary judgment filed by the plaintiffs and the defendants were pending, the defendants provided the court notice of the United States Department of the Interior’s planned trust acquisition of the Cowlitz Project site, which was the subject of the litigation, on the earlier of: (1) January 21, 2015 and (2) 30 days after a court order granting summary judgment in favor of the defendants. On December 12, 2014, a U.S. District Court for the District of Columbia judge entered an order granting summary judgment in favor of the defendants, thereby upholding the Record of Decision and denying the plaintiffs’ motion. The plaintiffs subsequently appealed and such appeals remain pending before the Court of Appeals for the District of Columbia Circuit. The Authority can provide no assurance as to the outcome of these appeals or any future litigation.

In March 2015, the Cowlitz Project site was taken into trust by the United States Department of the Interior for the benefit of the Cowlitz Tribe. In connection with this event, the Cowlitz Tribe leased a substantial portion of the Cowlitz Project site back to Salishan-Mohegan for a nominal rental fee.

The carrying value of the land totaling approximately $20.0 million, which was included in property and equipment, net, in the accompanying consolidated balance sheet as of September 30, 2014, was transferred to the Cowlitz Tribe at the time the site was taken into trust. This transfer resulted in an additional long-term receivable due from the Cowlitz Tribe as permitted under the development agreement, and was included in receivables, net, and other assets, net, in the accompanying consolidated balance sheet as of September 30, 2015.

Construction of the Cowlitz Project commenced on September 18, 2015. The Authority can provide no assurance that remaining permits or approvals related to construction and opening or other remaining steps and conditions for the Cowlitz Project site to be approved for gaming will be satisfied. Furthermore, the Authority can provide no assurance as to the outcome of the pending federal court appeal or any future litigation relating to the Cowlitz Project.

In light of the aforementioned and the uncertainty in the development of the Cowlitz Project, the Authority maintains a reserve for doubtful collection of the Salishan-Mohegan receivables, which is based on the Authority’s estimate of the probability that the receivables will be collected. As of September 30, 2015 and 2014, the Salishan-Mohegan receivables, including accrued interest, totaled $90.7 million and $56.8 million, respectively. As of September 30, 2015 and 2014, related reserves for doubtful collection totaled $21.2 million and $17.0 million, respectively. The Salishan-Mohegan receivables were included in other assets, net, in the accompanying consolidated balance sheets.

On December 4, 2015, the Cowlitz Tribal Gaming Authority (the “CTGA”) closed on its financing for the Cowlitz Project. The financing provides funding for construction of the Cowlitz Project and a partial repayment of the Salishan-Mohegan receivables. In connection with this transaction, Salishan-Mohegan was repaid $19.4 million of the Salishan-Mohegan receivables, a portion of which was used to repay certain outstanding debt of Salishan-Mohegan. In accordance with the terms of the development agreement, as amended, the remaining outstanding Salishan-Mohegan receivables are to be repaid in equal monthly installments over a seven-year period beginning in the first month following the opening of the Cowlitz Project, plus accrued interest at a rate equal to 1.0% above the Cowlitz Project financing rate, or 12.5%. Pursuant to the development agreement, repayment of the Salishan-Mohegan receivables may accelerate depending on the level of available cash at the end of each fiscal year, subject to certain conditions as set forth in the development agreement, including conditions of the Cowlitz financing. Also in connection with the Cowlitz financing, Salishan-Mohegan assigned the lease for the Cowlitz Project site to CTGA.

Menominee Project
MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT)

NOTE 13—MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT):

In March 2007, the Authority formed MVW as its wholly-owned subsidiary and one of two original members in WTG, which was formed to participate in the Menominee Project, a proposed casino to be owned by the Menominee Tribe and to be located in Kenosha, Wisconsin. MVW now holds 100% membership interest in WTG. MVW and WTG are full and unconditional guarantors of the Authority’s outstanding indebtedness.

In connection with the Menominee Project, the Authority entered into a management agreement with the Menominee Tribe and the Menominee Kenosha Gaming Authority (the “MKGA”), and WTG purchased the development rights for the Menominee Project under a development agreement with the Menominee Tribe and the MKGA. In September 2010, WTG entered into a release and reimbursement agreement pursuant to which WTG: (1) relinquished its development rights and was relieved of its development obligations for the Menominee Project, (2) retained its rights to reimbursement of certain receivables related to reimbursable costs and expenses advanced by WTG on behalf of the Menominee Tribe for the Menominee Project, subject to certain conditions and (3) assigned the option to purchase the proposed Menominee Project site in Kenosha to MKGA. The Authority retained its interest in the management agreement. Due to the uncertainty in the development of the Menominee Project, as of September 30, 2008, the Authority fully reserved for these receivables and wrote-off the related development rights intangible asset. In February 2012, the MKGA terminated its efforts to seek NIGC approval of the management agreement. As of September 30, 2015, the WTG receivables remain fully reserved.